EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2020
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

44    EVENTS AFTER THE REPORTING PERIOD

(a)

On January 22, 2021, the Group completed an issuance of short-term bonds with a total face value of RMB2 billion at par value of RMB100.00 per unit which will mature in July 2021 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 2.75%.

(b)

On March 9, 2021, the Group completed an issuance of short-term bonds with a total face value of RMB2 billion at par value of RMB100.00 per unit which will mature in March 2021 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 2.45%.

(c)

On March 11, 2021, the Group completed an issuance of short-term bonds with a total face value of RMB2 billion at par value of RMB100.00 per unit which will mature in June 2021 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 2.65%.

(d)

On March 15, 2021, the Group completed an issuance of short-term bonds with a total face value of RMB2 billion at par value of RMB100.00 per unit which will mature in June 2021 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 2.75%.

(e)

On March 23, 2021, the Board of Directors of the Company approved a proposal to make up the accumulated loss of the Company with appropriation of statutory surplus reserve amounting to RMB 4.23 billion. This proposal is subject to further approval in the 2020 annual general meeting of the Company.